CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Revenues:
Products	$ 306,252	$ 317,900		$ 289,560
Services	709,290	608,967		582,435
Total revenues	1,015,542	926,867		871,995
Cost of revenues:
Products	53,032	66,363		63,919
Services	284,701	237,219		239,592
Total cost of revenues	337,733	303,582		303,511
Gross profit	677,809	623,285		568,484
Operating expenses:
Research and development, net	141,528	128,485		123,141
Selling and marketing	268,349	225,817		231,097
General and administrative	116,569	90,349		83,360
Amortization of acquired intangibles	17,187	12,528		19,157
Restructuring expenses				5,435
Total operating expenses	543,633	457,179		462,190
Operating income	134,176	166,106		106,294
Financial income and other, net	10,305	5,304		3,765
Income before taxes on income	144,481	171,410		110,059
Taxes on income	21,412	30,832		9,909
Net income from continuing operations	123,069	140,578		100,150
Discontinued operations:
Gain on disposal and income (loss) from operations	(8,235)	152,459	[1]	4,965
Taxes on income (tax benefit)	(2,086)	34,206		2,040
Net income (loss) on discontinued operations	(6,149)	118,253	[1]	2,925
Net income	$ 116,920	$ 258,831		$ 103,075
Basic earnings per share from continuing operations	$ 2.06	$ 2.36		$ 1.69
Basic earnings per share from discontinued operations	(0.10)	1.99		0.05
Basic earnings per share	1.96	4.35		1.74
Diluted earnings per share from continuing operations	2.02	2.29		1.64
Diluted earnings per share from discontinued operations	(0.10)	1.93		0.05
Diluted earnings per share	$ 1.92	$ 4.22		$ 1.69
Weighted average number of shares used in computing:
Basic earnings per share	59,667	59,552		59,362
Diluted earnings per share	61,035	61,281		60,895

[1]	Represent the results of the discontinued operations until their disposal.